Consolidated Statements of Changes in Stockholders’ Deficit - USD ($) $ in Thousands	FOXO Technologies Operating Company Series A Preferred Stock	FOXO Technologies Operating Company Class A Common Stock	FOXO Technologies Operating Company Class B Common Stock	FOXO Technologies Inc. Class A Common Stock	Series A Preferred Stock	Class A Common Stock	Class B Common Stock	Members’ Subscription/ Stockholder Receivable	Forward Purchase Agreement Receivable	Additional Paid-in-Capital	Accumulated Deficit	FOXO BioScience, LLC Membership Interests	Total
Balance at Dec. 31, 2019								$ (17,917)				$ 19,560	$ 1,643
Balance (in Shares) at Dec. 31, 2019												925
Net loss													(8,653)
Lease contributions										45			45
Net loss from November 14, 2020 to December 31, 2020											(994)		(994)
Equity-based compensation												1,024	1,024
Corporate Conversion					$ 21,854					4,059	(12,494)	$ (13,419)
Corporate Conversion (in Shares)					8,000,000		2,000,000					(925)
Net loss from January 1, 2020 to November 13, 2020												$ (7,659)	(7,659)
Lease contributions												494	494
Subscriptions received								14,167					14,167
Balance at Dec. 31, 2020	$ 21,854				$ 21,854			(3,750)		4,104	(13,488)		8,720
Balance (in Shares) at Dec. 31, 2020	8,000,000		2,000,000		8,000,000		2,000,000
Net loss											(37,614)		(37,614)
Lease contributions										410			410
Equity-based compensation										102			102
Subscriptions received								3,750					3,750
Warrants issued										13			13
Issuance of shares for restricted stock
Issuance of shares for restricted stock (in Shares)		30,000
Balance at Sep. 30, 2021	$ 21,854									4,629	(51,102)		(24,619)
Balance (in Shares) at Sep. 30, 2021	8,000,000	30,000	2,000,000
Balance at Dec. 31, 2020	$ 21,854				$ 21,854			(3,750)		4,104	(13,488)		8,720
Balance (in Shares) at Dec. 31, 2020	8,000,000		2,000,000		8,000,000		2,000,000
Net loss											(38,488)		(38,488)
Lease contributions										547			547
Equity-based compensation										238			238
Equity-based compensation (in Shares)						30,000
Issuance of shares for exercised stock options
Issuance of shares for exercised stock options (in Shares)						208
Subscriptions received								3,750					3,750
Warrants issued										13			13
Balance at Dec. 31, 2021	$ 21,854				$ 21,854					4,902	(51,976)		(25,220)
Balance (in Shares) at Dec. 31, 2021	8,000,000	30,208	2,000,000		8,000,000	30,208	2,000,000
Balance at Jun. 30, 2021	$ 21,854							(1,250)		4,447	(23,861)		1,190
Balance (in Shares) at Jun. 30, 2021	8,000,000	30,000	2,000,000
Net loss											(27,241)		(27,241)
Lease contributions										137			137
Equity-based compensation										45			45
Subscriptions received								1,250					1,250
Issuance of shares for restricted stock
Balance at Sep. 30, 2021	$ 21,854									4,629	(51,102)		(24,619)
Balance (in Shares) at Sep. 30, 2021	8,000,000	30,000	2,000,000
Balance at Dec. 31, 2021	$ 21,854				$ 21,854					4,902	(51,976)		(25,220)
Balance (in Shares) at Dec. 31, 2021	8,000,000	30,208	2,000,000		8,000,000	30,208	2,000,000
Net loss											(45,437)		(45,437)
Lease contributions													225
Equity-based compensation										716			716
Warrant repurchase										(507)			(507)
Issuance of shares for exercised stock options
Issuance of shares for exercised stock options (in Shares)		14,946
Issuance of shares for consulting agreement										6,900			6,900
Issuance of shares for consulting agreement (in Shares)		1,500,000
Conversion of Series A Preferred Stock	$ (21,854)									21,854
Conversion of Series A Preferred Stock (in Shares)	(8,000,000)	8,000,000
Conversion of Bridge Loans										88,975			88,975
Conversion of Bridge Loans (in Shares)		15,172,729
Conversion of Class B Common Stock
Conversion of Class B Common Stock (in Shares)		2,000,000	(2,000,000)
Conversion of existing Class A Common Stock				$ 1									1
Conversion of existing Class A Common Stock (in Shares)		(26,717,883)		15,518,705
Reverse recapitalization				$ 1						19,677			19,678
Reverse recapitalization (in Shares)				8,143,649
Net loss											(1,746)		(1,746)
Equity-based compensation				$ 1						329			330
Equity-based compensation (in Shares)				9,175,000
Cantor Commitement Fee										1,600			1,600
Cantor Commitement Fee (in Shares)				190,476
Forward purchase agreement escrow									(29,135)				(29,135)
Forward purchase agreement proceeds									484				484
Forward purchase agreement reset price impact									24,662	(24,662)
Balance at Sep. 30, 2022				$ 3					(3,989)	120,009	(99,159)		16,864
Balance (in Shares) at Sep. 30, 2022				33,027,830
Balance at Jun. 30, 2022	$ 21,854									12,026	(87,882)		(54,002)
Balance (in Shares) at Jun. 30, 2022	8,000,000	1,545,154	2,000,000
Net loss											(9,531)		(9,531)
Equity-based compensation										210			210
Conversion of Series A Preferred Stock	$ (21,854)									21,854
Conversion of Series A Preferred Stock (in Shares)	(8,000,000)	8,000,000
Conversion of Bridge Loans										88,975			88,975
Conversion of Bridge Loans (in Shares)		15,172,729
Conversion of Class B Common Stock
Conversion of Class B Common Stock (in Shares)		2,000,000	(2,000,000)
Conversion of existing Class A Common Stock				$ 1									1
Conversion of existing Class A Common Stock (in Shares)		(26,717,883)		15,518,705
Reverse recapitalization				$ 1						19,677			19,678
Reverse recapitalization (in Shares)				8,143,649
Net loss											(1,746)		(1,746)
Equity-based compensation				$ 1						329			330
Equity-based compensation (in Shares)				9,175,000
Cantor Commitement Fee										1,600			1,600
Cantor Commitement Fee (in Shares)				190,476
Forward purchase agreement escrow									(29,135)				(29,135)
Forward purchase agreement proceeds									484				484
Forward purchase agreement reset price impact									24,662	(24,662)
Balance at Sep. 30, 2022				$ 3					$ (3,989)	$ 120,009	$ (99,159)		$ 16,864
Balance (in Shares) at Sep. 30, 2022				33,027,830